Convertible Preferred Stock and Stockholders' Equity - Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	May 31, 2017
Class of Warrant or Right [Line Items]
Warrants to purchase shares	399,960	477,629
Number of common stock purchased by each warrant			1
Revenue generated per share			$ 35.00
Exercise price			$ 5.00
Fair value of the warrants	$ 40	$ 900
Maximum
Class of Warrant or Right [Line Items]
Warrants to purchase shares			2,000,000